Equity and Net Loss Per Share (Details) - Schedule of Weighted Average Shares Outstanding - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income/(loss)		$ (396,744)		$ 114,024
Net income/(loss) attributable to noncontrolling interests	$ 96,855	(349,139)		96,855	$ (383,326)
Net income/(loss) available to Class A common stock		$ (47,605)		$ 17,169
Denominator:
Weighted average class A common stock outstanding basic (in Shares)	9,021,520	7,095,204		9,021,520	7,095,204
Net income/(loss) per Class A common share basic (in Dollars per share)	$ 1.9	$ (6.71)		$ 1.9	$ (6.71)